Discontinued Operations (Details) - Schedule of consolidated statements of cash flows relating to discontinued operations - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Apr. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Oct. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities of discontinued operations:
Net loss		$ (61,895)	$ 4,138,275	$ (240,405)	$ 6,207,057	$ (2,068,152)	$ (11,662,994)	$ 11,662,991	$ 2,068,150
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization				360,746	811,145	271,036	276,913
Stock compensation						599,814	281,194
Amortization of financing costs				2,187	288,591		842,174
Loss on extinguishment of debt					46,212		1,955,787
Gain on write-down of contingent liability				380,247		(32,246)		(382,681)
Write-off of acquisition receivable				(548,723)	(37,767)		809,000
Change in fair value of warrant liability						(106,900)	2,127,656
Changes in operating assets and liabilities:
Accounts receivable				10,698	(1,384,176)	(1,405,904)	(3,585,090)
Vendor deposits						(294,960)	(252,688)
Inventory				(161,286)	(346,483)	471,161	(2,055,293)
Prepaid expenses and other assets				49,222	276,970	167,066	(1,106,409)
Change in operating lease right-of-use assets						299,245
Deferred tax asset						(698,303)	698,303
Accounts payable and accrued expenses				(118,980)	(2,598,092)	(1,464,657)	381,443
Customer deposits					(5,905,532)	1,855,990	14,427,180
Operating lease liability				19,007	238,970	(299,245)
Net cash provided by (used in) operating activities from discontinued operations				(170,580)	(4,153,478)	(2,706,053)	3,137,176
Cash flows from investing activities in discontinued operations:
Purchase of property and equipment				(30,697)	46,004	(2,200)	(51,059)
Net cash provided by investing activities in discontinued operations				644,303	(14,504)	(2,200)	(51,059)	(51,059)	(2,200)
Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering							8,602,166
Proceeds from notes payable						1,500,000	642,600
Repayment of notes payable				589,078	535,896	(357,207)	(2,818,098)
Payments on convertible notes payable				(380,385)	(1,026,200)	650,000
Net borrowings (payments) from lines of credit					(825,073)	1,339,430	(1,339,430)
Cash paid for financing costs						(359,500)	(105,279)
Net cash used in financing activities				$ (208,693)	$ (472,158)	$ 2,772,723	$ 4,981,959	$ 4,981,959	$ 2,772,723